Financial information by segment	9 Months Ended
Sep. 30, 2023
Financial information by segment [Abstract]
Financial information by segment
Note 4. - Financial information by segment
Atlantica’s segment structure reflects how management currently makes financial decisions and allocates resources. Its operating and reportable segments are based on the following geographies where the contracted concessional assets are located: North America, South America and EMEA. In addition, based on the type of business, as of September 30, 2023, the Company had the following business sectors: Renewable energy, Efficient natural gas and Heat, Transmission lines and Water.
Atlantica’s Chief Operating Decision Maker (CODM), which is the CEO, assesses the performance and assignment of resources according to the identified operating segments. The CODM considers the revenue as a measure of the business activity and the Adjusted EBITDA as a measure of the performance of each segment. Adjusted EBITDA is calculated as profit/(loss) for the period attributable to the parent company, after adding back loss/(profit) attributable to non-controlling interests, income tax expense, financial expense (net), depreciation, amortization and impairment charges of entities included in the these Consolidated Condensed Interim Financial Statements and depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica’s equity ownership).

In order to assess performance of the business, the CODM receives reports of each reportable segment using revenue and Adjusted EBITDA. Net interest expense evolution is assessed on a consolidated basis. Financial expense and amortization are not taken into consideration by the CODM for the allocation of resources.

In the nine-month period ended September 30, 2023, Atlantica had three customers with revenues representing more than 10% of total revenue, in the renewable energy business sector. In the nine-month period ended September 30, 2022, Atlantica had two customers with revenues representing more than 10% of total revenue, both in the renewable energy business sector.

a)	The following tables show Revenue and Adjusted EBITDA by operating segments and business sectors for the nine-month periods ended September 30, 2023 and 2022:

	Revenue		Adjusted EBITDA
	For the nine-month period ended September 30,		For the nine-month period ended September 30,
	($ in thousands)
Geography	2023	2022	2023	2022
North America	338,745	323,693	260,684	258,161
South America	140,269	122,549	112,049	95,080
EMEA	379,569	412,163	254,548	277,400
Total	858,583	858,405	627,281	630,641

	Revenue		Adjusted EBITDA
	For the nine-month period ended September 30,		For the nine-month period ended September 30,
	($ in thousands)
Business sectors	2023	2022	2023	2022
Renewable energy	640,117	652,757	460,442	469,851
Efficient natural gas & heat	84,974	81,944	66,526	66,808
Transmission lines	91,825	83,278	73,256	66,226
Water	41,667	40,424	27,057	27,756
Total	858,583	858,405	627,281	630,641

The reconciliation of segment Adjusted EBITDA with the profit/(loss) attributable to the Company is as follows:

	For the nine-month period ended September 30, ($ in thousands)
	2023	2022
Profit/(loss) attributable to the Company	46,050	(9,473)
Profit attributable to non-controlling interests	2,846	11,278
Income tax (benefit)/expense	11,587	12,975
Financial expense, net	237,924	224,893
Depreciation, amortization, and impairment charges	310,502	374,059
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica’s equity ownership)	18,372	16,909
Total segment Adjusted EBITDA	627,281	630,641

b)	The assets and liabilities by operating segments and business sector as of September 30, 2023, and December 31, 2022 are as follows:

Assets and liabilities by geography as of September 30, 2023:

	North America	South America	EMEA	Balance as of September 30, 2023
	($ in thousands)
Assets allocated
Contracted concessional, PP&E and other intangible assets	3,081,319	1,210,839	2,893,257	7,185,415
Investments carried under the equity method	195,434	7,769	40,695	243,898
Other current financial assets	97,798	31,068	44,666	173,532
Cash and cash equivalents (project companies)	165,905	132,816	247,657	546,378
Subtotal allocated	3,540,456	1,382,492	3,226,275	8,149,223
Unallocated assets
Other non-current assets				349,275
Other current assets (including cash and cash equivalents at holding company level)				363,145
Subtotal unallocated				712,420
Total assets				8,861,643

	North America	South America	EMEA	Balance as of September 30, 2023
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,686,999	826,049	1,899,016	4,412,064
Grants and other liabilities	953,880	34,776	248,194	1,236,850
Subtotal allocated	2,640,879	860,825	2,147,210	5,648,914
Unallocated liabilities
Long-term and short-term corporate debt				1,046,608
Other non-current liabilities				294,414
Other current liabilities				178,894
Subtotal unallocated				1,519,916
Total liabilities				7,168,830
Equity unallocated				1,692,813
Total liabilities and equity unallocated				3,212,729
Total liabilities and equity				8,861,643

Assets and liabilities by geography as of December 31, 2022:

	North America	South America	EMEA	Balance as of December 31, 2022
Assets allocated
Contracted concessional, PP&E and other intangible assets	3,167,490	1,241,879	3,073,889	7,483,259
Investments carried under the equity method	210,704	4,450	44,878	260,031
Other current financial assets	118,385	31,136	46,373	195,893
Cash and cash equivalents (project companies)	187,568	85,697	266,557	539,822
Subtotal allocated	3,684,147	1,363,162	3,431,697	8,479,005
Unallocated assets
Other non-current assets				325,893
Other current assets (including cash and cash equivalents at holding company level)				296,013
Subtotal unallocated				621,906
Total assets				9,100,911

	North America	South America	EMEA	Balance as of December 31, 2022
Liabilities allocated
Long-term and short-term project debt	1,713,125	841,906	1,998,021	4,553,052
Grants and other liabilities	994,874	25,031	232,608	1,252,513
Subtotal allocated	2,707,999	866,937	2,230,629	5,805,565
Unallocated liabilities
Long-term and short-term corporate debt				1,017,200
Other non-current liabilities				313,328
Other current liabilities				175,771
Subtotal unallocated				1,506,299
Total liabilities				7,311,864
Equity unallocated				1,789,047
Total liabilities and equity unallocated				3,295,346
Total liabilities and equity				9,100,911

Assets and liabilities by business sector as of September 30, 2023:

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of September 30, 2023
	($ in thousands)
Assets allocated
Contracted concessional assets, PP&E and other intangible assets	5,773,740	463,204	785,309	163,162	7,185,415
Investments carried under the equity method	190,325	11,514	4,202	37,857	243,898
Other current financial assets	2,752	96,793	30,710	43,277	173,532
Cash and cash equivalents (project companies)	417,175	31,195	73,376	24,632	546,378
Subtotal allocated	6,383,992	602,706	893,597	268,928	8,149,223
Unallocated assets
Other non-current assets					349,275
Other current assets (including cash and cash equivalents at holding company level)					363,145
Subtotal unallocated					712,420
Total assets					8,861,643

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of September 30, 2023
Liabilities allocated
Long-term and short-term project debt	3,345,074	411,799	577,773	77,418	4,412,064
Grants and other liabilities	1,189,637	31,930	12,829	2,454	1,236,850
Subtotal allocated	4,534,711	443,729	590,602	79,872	5,648,914
Unallocated liabilities
Long-term and short-term corporate debt					1,046,608
Other non-current liabilities					294,414
Other current liabilities					178,894
Subtotal unallocated					1,519,916
Total liabilities					7,168,830
Equity unallocated					1,692,813
Total liabilities and equity unallocated					3,212,729
Total liabilities and equity					8,861,643

Assets and liabilities by business sector as of December 31, 2022:

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of December 31, 2022
Assets allocated
Contracted concessional, PP&E and other intangible assets	6,035,091	485,431	800,067	162,670	7,483,259
Investments carried under the equity method	203,420	10,034	4,450	42,128	260,031
Other current financial assets	6,706	116,366	30,582	42,240	195,893
Cash and cash equivalents (project companies)	392,577	73,673	48,073	25,498	539,822
Subtotal allocated	6,637,794	685,504	883,172	272,536	8,479,005
Unallocated assets
Other non-current assets					325,893
Other current assets (including cash and cash equivalents at holding company level)					296,013
Subtotal unallocated					621,906
Total assets					9,100,911

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of December 31, 2022
Liabilities allocated
Long-term and short-term project debt	3,442,625	440,999	582,689	86,739	4,553,052
Grants and other liabilities	1,211,878	32,138	6,040	2,457	1,252,513
Subtotal allocated	4,654,503	473,137	588,729	89,196	5,805,565
Unallocated liabilities
Long-term and short-term corporate debt					1,017,200
Other non-current liabilities					313,328
Other current liabilities					175,771
Subtotal unallocated					1,506,299
Total liabilities					7,311,864
Equity unallocated					1,789,047
Total liabilities and equity unallocated					3,295,346
Total liabilities and equity					9,100,911

c)	The amount of depreciation, amortization and impairment charges recognized for the nine-month periods ended September 30, 2023 and 2022 are as follows:

	For the nine-month period ended September 30,
Depreciation, amortization and impairment by geography	2023	2022
	($ in thousands)
North America	(103,001)	(167,497)
South America	(46,278)	(46,467)
EMEA	(161,223)	(160,095)
Total	(310,502)	(374,059)

	For the nine-month period ended September 30,
Depreciation, amortization and impairment by business sectors	2023	2022
	($ in thousands)
Renewable energy	(286,611)	(322,183)
Efficient natural gas & heat	(2,196)	(23,884)
Transmission lines	(22,033)	(26,321)
Water	338	(1,671)
Total	(310,502)	(374,059)